Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) - Schedule of Depreciate Property and Equipment Using the Straight-Line Method	Dec. 31, 2023
Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) - Schedule of Depreciate Property and Equipment Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture, Fixtures, and Office Equipment [Member] | Minimum [Member]
Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) - Schedule of Depreciate Property and Equipment Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Furniture, Fixtures, and Office Equipment [Member] | Maximum [Member]
Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) - Schedule of Depreciate Property and Equipment Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	7 years